UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  06/30/00

Check here if Amendment [x ]; Amendment Number:  01
  This Amendment (Check only one):	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       January 29, 2004

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $158149



List of Other Included Managers:

NONE



FORM 13F INFORMATION TABLE


                                     Title                VALUE       SHRS or SH/ PUT/   Inv  Other Voting Authority
NAME OF ISSUER                       of       CUSIP       (x$1000)    PRN AMT PRN CALL  Disc   Mgrs  SOLE Shared None
                                     Class
AMR Corp                             com      001765106            1        50 SH       Sole        50
Agilent                              com      00846U101          606      8213 SH       Sole        8213
Alliance Capital Mgmt. Ltd.          com      018548107          375      7900 SH       Sole        7900
Allstate Corp                        com      020002101          201      9042 SH       Sole        9042
America Online Inc Del Com           com      02364J104           58      1100 SH       Sole        1100
Amerisource Health                   com      03071P102         7876    254060 SH       Sole        254060
American Pwr Conversion Com          com      029066107         6885    168700 SH       Sole        168700
Block H&R Inc.                       com      093671105         6583    203325 SH       Sole        203325
Bridgehampton National Bank          com      N/A               1078     52572 SH       Sole        52572
Bristol Myers                        com      110122108           63      1074 SH       Sole        1074
CMS Energy Corp Com                  com      125896100          111      5000 SH       Sole        5000
CVS Corporation Delaware             com      126650100         8884    222100 SH       Sole        222100
Digital Recorders                    com      253869101           16      8000 SH       Sole        8000
Donaldson Lufkin & Jenrette Inc.     com      257661108          320      7545 SH       Sole        7545
Donaldson Lufkin&Jen NW DLJDIRECT    com      257661504            2       250 SH       Sole        250
Exxon Mobil Corp Com                 com      302290101           83      1056 SH       Sole        1056
Gannett Inc.                         com      364730101         6657    111300 SH       Sole        111300
Gap, Inc.                            com      364760108         3813    122021 SH       Sole        122021
General Electric                     com      369604103         5162     97397 SH       Sole        97397
Health Care Reit Inc.                com      42217K106           11       700 SH       Sole        700
Hewlett Packard                      com      428236103         9478     75900 SH       Sole        75900
Highwoods Properties                 com      431284108          259     10800 SH       Sole        10800
Illinois Tool Wks Inc.               com      452308109         7050    123690 SH       Sole        123690
Intel Corp.                          com      458140100        11129     83250 SH       Sole        83250
Johnson & Johnson                    com      478160104         3270     32100 SH       Sole        32100
KeyCorp                              com      493267108           53      2996 SH       Sole        2996
Knight Ridder, Inc                   com      499040103         9595    180400 SH       Sole        180400
Merck & Co.                          com      589331107           34       450 SH       Sole        450
Meredith Corp Com                    com      589433101         4096    121350 SH       Sole        121350
Morgan Stanley, Dean Witter & Co.    com      617446448         8804    105750 SH       Sole        105750
Pfizer Inc.                          com      717081103         9120    190005 SH       Sole        190005
Sabre Hldgs Corp                     com      785905100            1        36 SH       Sole        36
Schering-Plough                      com      806605101         6116    121100 SH       Sole        121100
Sealed Air Corp.                     com      81211K100         3937     75174 SH       Sole        75174
Sears Roebuck & Co.                  com      812387108           65      2000 SH       Sole        2000
Spdr Tr Unit Ser 1                   com      78462F103         3923     27000 SH       Sole        27000
Summit Bancorp                       com      866005101          111      4500 SH       Sole        4500
Tanger Factory Outlet Ctrs Inc.      com      875465106          512     21800 SH       Sole        21800
Target Corp                          com      87612E106         6792    117100 SH       Sole        117100
Tennant Co.                          com      880345103          135      3600 SH       Sole        3600
United Parcel Service CL B           com      911312106           30       500 SH       Sole        500
Vodafone Airtouch PLC Sponsored ADR  com      92857W100         5544    133780 SH       Sole        133780
Wachovia Corp.                       com      929771103         5211     96050 SH       Sole        96050
Wal-Mart Stores                      com      931142103         7177    124550 SH       Sole        124550
Walgreen Co.                         com      931422109         6832    212260 SH       Sole        212260
Winston Hotels, Inc.                 com      97563A102           60      8000 SH       Sole        8000
Sealed Air Corp New                  pfd      81211K209           30       600 SH       Sole        600

TOTAL                                                         158149


